UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Core Bond Portfolio

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$47	0.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund's overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Core Bond Portfolio	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,115	$10,110	$10,138
2/16	$10,167	$10,182	$10,210
3/16	$10,285	$10,307	$10,303
4/16	$10,340	$10,377	$10,343
5/16	$10,333	$10,385	$10,345
6/16	$10,525	$10,568	$10,531
7/16	$10,612	$10,655	$10,598
8/16	$10,584	$10,667	$10,586
9/16	$10,595	$10,669	$10,580
10/16	$10,503	$10,598	$10,499
11/16	$10,240	$10,360	$10,250
12/16	$10,273	$10,391	$10,265
1/17	$10,308	$10,428	$10,285
2/17	$10,385	$10,508	$10,354
3/17	$10,378	$10,505	$10,349
4/17	$10,467	$10,592	$10,428
5/17	$10,555	$10,674	$10,509
6/17	$10,559	$10,664	$10,498
7/17	$10,615	$10,718	$10,543
8/17	$10,705	$10,810	$10,638
9/17	$10,655	$10,772	$10,587
10/17	$10,680	$10,785	$10,593
11/17	$10,674	$10,769	$10,580
12/17	$10,732	$10,816	$10,628
1/18	$10,648	$10,712	$10,506
2/18	$10,554	$10,610	$10,406
3/18	$10,593	$10,664	$10,473
4/18	$10,534	$10,593	$10,395
5/18	$10,584	$10,651	$10,469
6/18	$10,580	$10,635	$10,456
7/18	$10,609	$10,657	$10,459
8/18	$10,662	$10,710	$10,526
9/18	$10,635	$10,664	$10,458
10/18	$10,552	$10,575	$10,376
11/18	$10,570	$10,622	$10,438
12/18	$10,679	$10,789	$10,630
1/19	$10,842	$10,937	$10,742
2/19	$10,870	$10,949	$10,736
3/19	$11,071	$11,147	$10,942
4/19	$11,102	$11,163	$10,945
5/19	$11,270	$11,334	$11,139
6/19	$11,392	$11,494	$11,279
7/19	$11,421	$11,528	$11,304
8/19	$11,690	$11,789	$11,597
9/19	$11,625	$11,738	$11,535
10/19	$11,663	$11,776	$11,570
11/19	$11,667	$11,773	$11,564
12/19	$11,671	$11,791	$11,556
1/20	$11,896	$12,003	$11,778
2/20	$12,051	$12,182	$11,990
3/20	$11,354	$11,944	$11,920
4/20	$11,654	$12,184	$12,132
5/20	$11,811	$12,297	$12,188
6/20	$12,048	$12,400	$12,265
7/20	$12,288	$12,618	$12,448
8/20	$12,304	$12,545	$12,348
9/20	$12,308	$12,522	$12,341
10/20	$12,275	$12,478	$12,286
11/20	$12,541	$12,640	$12,406
12/20	$12,623	$12,684	$12,424
1/21	$12,622	$12,604	$12,334
2/21	$12,511	$12,442	$12,156
3/21	$12,412	$12,297	$12,005
4/21	$12,510	$12,400	$12,099
5/21	$12,560	$12,448	$12,139
6/21	$12,670	$12,538	$12,224
7/21	$12,807	$12,664	$12,361
8/21	$12,807	$12,656	$12,337
9/21	$12,729	$12,548	$12,231
10/21	$12,726	$12,538	$12,227
11/21	$12,738	$12,553	$12,263
12/21	$12,712	$12,544	$12,232
1/22	$12,454	$12,269	$11,968
2/22	$12,288	$12,102	$11,835
3/22	$11,965	$11,777	$11,506
4/22	$11,552	$11,338	$11,069
5/22	$11,565	$11,400	$11,141
6/22	$11,358	$11,173	$10,966
7/22	$11,590	$11,453	$11,234
8/22	$11,334	$11,156	$10,917
9/22	$10,882	$10,675	$10,445
10/22	$10,715	$10,558	$10,310
11/22	$11,073	$10,952	$10,689
12/22	$11,043	$10,914	$10,641
1/23	$11,418	$11,253	$10,968
2/23	$11,188	$10,977	$10,684
3/23	$11,393	$11,234	$10,956
4/23	$11,415	$11,303	$11,022
5/23	$11,291	$11,185	$10,902
6/23	$11,273	$11,168	$10,863
7/23	$11,283	$11,179	$10,856
8/23	$11,241	$11,112	$10,786
9/23	$10,969	$10,847	$10,512
10/23	$10,777	$10,684	$10,346
11/23	$11,293	$11,165	$10,815
12/23	$11,714	$11,588	$11,229
1/24	$11,741	$11,560	$11,198
2/24	$11,591	$11,422	$11,040
3/24	$11,700	$11,534	$11,142
4/24	$11,436	$11,264	$10,860
5/24	$11,644	$11,451	$11,044
6/24	$11,745	$11,556	$11,149
7/24	$12,027	$11,818	$11,409
8/24	$12,210	$11,992	$11,573
9/24	$12,380	$12,157	$11,728
10/24	$12,084	$11,881	$11,437
11/24	$12,210	$12,006	$11,558
12/24	$12,054	$11,824	$11,369
1/25	$12,156	$11,896	$11,430
2/25	$12,412	$12,142	$11,681
3/25	$12,415	$12,139	$11,685
4/25	$12,458	$12,182	$11,731
5/25	$12,401	$12,120	$11,647
6/25	$12,603	$12,309	$11,826
7/25	$12,574	$12,291	$11,795
8/25	$12,762	$12,439	$11,936
9/25	$12,820	$12,571	$12,067
10/25	$12,893	$12,654	$12,142
11/25	$12,994	$12,730	$12,217
12/25	$12,979	$12,721	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Core Bond Portfolio	7.68%	0.56%	2.64%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$758,975,945
# of Portfolio Holdings	378
Portfolio Turnover Rate	388%
Total Advisory Fees Paid	$2,796,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Government Agency Mortgage-Backed Securities
25.1%
Corporate Bonds
20.5%
U.S. Treasury Obligations
19.2%
Asset-Backed Securities
13.3%
Short-Term Investments
8.2%
Commercial Mortgage-Backed Securities
6.7%
Collateralized Mortgage Obligations
3.8%
Exchange-Traded Funds
2.6%
Other†
0.6%

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Core Bond Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

Core Bond Port.-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$67,800	$67,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$67,800	$67,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/24	12/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Core Bond Portfolio
December 31, 2025
Portfolio of Investments

Asset-Backed Securities — 14.4%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,918	$ 1,973,789
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	1,209	1,210,846
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	879	888,669
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	838	838,209
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,734	1,739,450
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,505	1,540,773
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	994	943,441
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,981	2,015,920
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,022	2,038,052
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,113	1,126,949
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	900	903,275
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,328,808
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,175	1,344,040
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	2,335	2,295,790
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,276	1,299,840
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,880,145
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,161,892
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	314	311,870
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,598	1,568,575
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,655,351
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	303,995
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	1,510	1,464,908
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,283	1,213,969
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	253	253,851
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	746	748,878
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	293	291,992
Security	Principal Amount (000's omitted)	Value
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053%, to 12/25/28, 11/25/55(1)(2)	$1,033	$ 1,035,542
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	652	654,682
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,718,079
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,188,307
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,511	1,537,218
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,417	1,433,925
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	915	913,654
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	831	812,708
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,156	2,182,523
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,021	1,021,439
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	352	353,073
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	3,352	3,368,811
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	170	168,096
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,629	2,511,418
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,203,416
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,081	2,093,465
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,308	1,257,159
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)	770	729,964
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	510	501,606
OBX Trust, Series 2025-HE1, Class A1, 5.474%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,340	1,349,871
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	304	298,146
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,594	1,568,185
Series 2025-A, Class A, 5.01%, 2/8/33(1)	2,922	2,922,088
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	698	703,977
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	655	657,052
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,118,804
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	841	860,117

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$978	$ 937,884
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,489	1,514,766
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,100	2,120,919
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	350	351,571
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	1,765	1,772,654
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	1,929	1,924,948
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,467	1,470,964
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	525	500,271
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	548,472
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	1,873	1,869,838
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,112,935
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,732	1,715,460
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	416	393,328
STAR Trust:
Series 2025-SFR5, Class A, 5.201%, (1 mo. SOFR + 1.45%), 2/17/42(1)(4)	3,446	3,452,011
Series 2025-SFR6, Class B, 5.401%, (1 mo. SOFR + 1.65%), 8/17/42(1)(4)	1,656	1,658,067
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	813	811,868
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	653	649,431
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	198	156,814
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,715	1,592,542
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,571	1,354,549
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,294	1,296,856
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,301,741
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	701	968,568
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,114,964
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	851,512
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)	$1,905	$ 1,912,634
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	734	712,414
Series 2020-A, Class C, 6.657%, 3/15/45(1)	96	94,741
Total Asset-Backed Securities (identified cost $109,147,495)		$109,669,324

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.64%, (1 mo. SOFR + 1.89%), 7/15/41(1)(4)	$1,797	$ 1,807,332
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	1,338	1,311,038
Champs Trust, Series 2025-2, Class A, 6.981%, 10/25/60(1)(3)	1,809	1,879,574
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	613	621,225
FARM Mortgage Trust, Series 2024-2, Class A, 5.184%, 8/1/54(1)(3)	1,187	1,194,756
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	163	169,152
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(4)	2,057	2,070,006
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(4)	2,431	2,438,981
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(4)	2,419	2,426,749
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	222	223,304
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	25	25,279
Series 2013-6, Class HD, 1.50%, 12/25/42	39	35,935
Series 2014-70, Class KP, 3.50%, 3/25/44	190	186,299
Series 2025-75, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,805	1,809,113
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,125	2,165,012
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	662,209
Series 2023-84, Class MW, 6.00%, 6/20/53	653	677,410
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,791	2,796,947

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(4)	$2,343	$ 2,355,565
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,640	1,637,831
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	1,348	1,367,865
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	2,128	2,147,965
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	849	860,774
Total Collateralized Mortgage Obligations (identified cost $30,531,755)		$ 30,870,321

Commercial Mortgage-Backed Securities — 7.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$3,325	$ 2,957,936
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	1,635	1,324,574
BAMLL Trust, Series 2024-BHP, Class A, 6.10%, (1 mo. SOFR + 2.35%), 8/15/39(1)(4)	1,890	1,896,621
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.25%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	1,420	1,426,174
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	1,481	1,485,395
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	1,280	1,282,815
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, 5.865%, (1 mo. SOFR + 2.115%), 6/15/27(1)(4)	1,335	1,338,828
BX Trust, Series 2025-GW, Class B, 5.60%, (1 mo. SOFR + 1.850%), 7/15/42(1)(4)	1,745	1,752,471
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.101%, (1 mo. SOFR + 1.35%), 11/15/42(1)(4)	1,180	1,182,598
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 5.824%, 8/10/42(1)(3)	1,925	1,966,207
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	390	383,587
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,174,735
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	1,076	1,099,733
Security	Principal Amount (000's omitted)	Value
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 5.60%, (1 mo. SOFR + 1.85%), 12/15/39(1)(4)	$1,750	$ 1,756,582
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,160,026
Great Wolf Trust, Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	2,369	2,375,264
GSJP Trust, Series 2025-BEDS, Class A, 5.261%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	1,868	1,871,627
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.143%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	1,300	1,302,877
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	1,611	1,615,503
Series 2024-DPLO, Class B, 5.741%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	1,335	1,340,712
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	2,306	2,313,555
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.513%, 9/15/47(1)(3)	260	179,392
Series 2014-C23, Class D, 4.036%, 9/15/47(1)(3)	2,000	1,854,437
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(3)	132	127,455
Series 2021-MHC, Class C, 5.416%, (1 mo. SOFR + 1.664%), 4/15/38(1)(4)	2,425	2,426,239
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	1,380	1,385,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.713%, 5/15/49(3)(5)	993	920,308
NYCT Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,000	1,004,470
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.961%, (1 mo. SOFR + 1.201%), 11/15/38(1)(4)	1,883	1,883,217
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	2,081	2,086,902
Series 2024-GLKS, Class B, 5.642%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	688	690,601
PENN Commercial Mortgage Trust, Series P11, Class A, 5.344%, 8/10/42(1)(3)	1,410	1,445,998
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	872	871,872
TX Trust, Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,995	1,998,723
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(3)	523	551,000

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$500	$ 476,018
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(3)	1,340	1,357,891
Total Commercial Mortgage-Backed Securities (identified cost $56,014,626)		$ 55,267,360

Corporate Bonds — 22.3%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
Boeing Co.:
5.805%, 5/1/50	$1,354	$ 1,333,800
5.93%, 5/1/60	360	353,475
Hexcel Corp., 5.875%, 2/26/35	2,000	2,097,874
		$ 3,785,149
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,300,264
		$ 2,300,264
Airlines — 0.3%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,960	$ 1,976,966
5.308%, 10/20/31(1)	465	469,358
		$ 2,446,324
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 211,747
7.35%, 3/6/30	1,082	1,161,741
Hyundai Capital America, 4.50%, 9/18/30(1)	2,417	2,418,141
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,778,449
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,150,659
		$ 7,720,737
Banks — 6.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,323,765
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	983,221
4.175% to 3/24/27, 3/24/28(6)	200	200,112
5.294%, 8/18/27	400	407,572
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(6)	$7,087	$ 6,606,148
5.933% to 9/15/26, 9/15/27(6)	2,225	2,254,215
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,160,233
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,146,816
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	983,675
7.625% to 2/11/30, 2/11/35(1)(6)	673	708,332
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(6)	1,494	1,533,158
7.75% to 8/16/29(1)(6)(7)	787	834,463
9.25% to 11/17/27(1)(6)(7)	634	678,909
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,462	1,631,704
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(6)	220	226,131
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	1,000,489
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)	852	850,152
5.218% to 4/23/30, 4/23/31(6)	1,122	1,159,084
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,551,390
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(6)	1,555	1,836,917
JPMorgan Chase & Co., 5.581% to 4/22/29, 4/22/30(6)	1,745	1,820,985
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	52,162
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(6)	425	423,126
4.696% to 8/6/30, 8/6/31(6)	3,894	3,945,778
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(6)	2,321	2,394,077
6.10% to 4/13/32, 4/13/33(1)(6)	770	814,044
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,743,473
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	750	766,374
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(6)	680	706,913
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	605	597,867
Toronto-Dominion Bank:
4.928%, 10/15/35	1,635	1,634,529
8.125% to 10/31/27, 10/31/82(6)	2,181	2,301,672
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,105,846

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	$611	$ 623,167
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,198,253
		$ 48,204,752
Biotechnology — 0.1%
Royalty Pharma PLC, 5.20%, 9/25/35	$528	$ 531,111
		$ 531,111
Building Materials — 0.2%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,325,580
		$ 1,325,580
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$1,175	$ 1,242,317
		$ 1,242,317
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$697	$ 734,968
Ford Foundation, 2.415%, 6/1/50	650	388,638
		$ 1,123,606
Diversified Financial Services — 4.7%
Apollo Global Management, Inc., 5.15%, 8/12/35	$1,410	$ 1,413,276
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,969,183
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	485	484,814
5.795%, 4/24/35	1,511	1,584,238
6.077%, 9/15/55	1,683	1,722,344
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,117,767
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,343,330
Enact Holdings, Inc., 6.25%, 5/28/29	2,575	2,698,701
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	4,514	4,600,391
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,528	2,669,241
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	815	801,791
4.375%, 5/15/31(1)	425	414,052
5.75%, 6/15/35	1,215	1,251,377
Marex Group PLC, 6.404%, 11/4/29	1,628	1,689,108
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(8)	1,133	1,133,000
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,229,976
Raymond James Financial, Inc.:
4.90%, 9/11/35	1,908	1,897,818
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Raymond James Financial, Inc.: (continued)
5.65%, 9/11/55	$1,113	$ 1,090,256
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,976,707
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	689	700,038
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,527	1,525,299
		$ 35,312,707
Electric — 1.4%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,428,566
Engie SA, 5.625%, 4/10/34(1)	2,250	2,371,328
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,169,825
Southern Co., Series B, 4.00% to 1/15/26, 1/15/51(6)	1,634	1,639,254
Vistra Operations Co. LLC:
5.25%, 10/15/35(1)	750	747,998
5.70%, 12/30/34(1)	1,765	1,823,037
VoltaGrid LLC, 7.375%, 11/1/30(1)	750	743,423
		$ 10,923,431
Healthcare Services — 0.5%
Centene Corp.:
2.50%, 3/1/31	$130	$ 112,338
3.375%, 2/15/30	1,589	1,464,755
4.625%, 12/15/29	798	774,573
Global Medical Response, Inc., 7.375%, 10/1/32(1)	702	731,048
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	894,693
		$ 3,977,407
Insurance — 2.6%
American International Group, Inc.:
4.85%, 5/7/30	$705	$ 723,033
5.45%, 5/7/35	603	628,378
American National Global Funding:
5.25%, 6/3/30(1)	875	890,169
5.55%, 1/28/30(1)	420	431,598
American National Group, Inc.:
5.75%, 10/1/29	657	680,342
6.144%, 6/13/32(1)	433	451,802
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,441,692
Athene Holding Ltd., 6.625%, 5/19/55	1,198	1,221,071
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,805	1,807,590
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,144	1,192,443
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,251,969

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co.: (continued)
6.75%, 3/15/54(1)	$2,143	$ 2,191,211
7.95%, 6/15/33(1)	30	34,282
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,199,451
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,396,533
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	215	217,878
NLG Global Funding, 4.35%, 9/15/30(1)	1,875	1,853,127
Willis North America, Inc., 5.15%, 3/15/36	451	451,214
		$ 20,063,783
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.375%, 1/15/36	$1,465	$ 1,471,690
		$ 1,471,690
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 628,065
6.00%, 6/14/30	1,680	1,762,912
		$ 2,390,977
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 455,688
4.80%, 3/1/50	2,480	1,864,780
		$ 2,320,468
Mining — 0.1%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 928,028
		$ 928,028
Oil and Gas — 0.2%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 838,866
Sunoco LP, 4.625%, 5/1/30(1)	990	962,383
		$ 1,801,249
Pharmaceuticals — 0.5%
AbbVie, Inc., 5.40%, 3/15/54	$1,558	$ 1,516,001
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	1,883	1,784,217
5.34%, 5/19/63	650	603,535
		$ 3,903,753
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,073,308
		$ 2,073,308
Real Estate Investment Trusts (REITs) — 0.7%
American Assets Trust LP, 3.375%, 2/1/31	$535	$ 487,910
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	1,649	1,625,264
EPR Properties:
3.60%, 11/15/31	545	506,021
3.75%, 8/15/29	326	316,325
4.95%, 4/15/28	751	757,148
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	217,859
Healthpeak OP LLC, 4.75%, 1/15/33	1,329	1,322,260
		$ 5,232,787
Semiconductors — 0.5%
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	$2,633	$ 2,757,369
Qorvo, Inc., 3.375%, 4/1/31(1)	775	719,536
		$ 3,476,905
Software — 0.6%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,109,469
Oracle Corp.:
3.60%, 4/1/50	1,200	748,319
3.95%, 3/25/51	612	403,061
5.20%, 9/26/35	2,316	2,219,747
6.00%, 8/3/55	373	329,232
		$ 4,809,828
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,052	$ 740,327
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,167,967
		$ 1,908,294
Total Corporate Bonds (identified cost $165,961,694)		$169,274,455

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Exchange-Traded Funds — 2.8%
Security	Shares	Value
Fixed-Income Funds — 2.8%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,661,455
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,614,400
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,275,855

Preferred Stocks — 0.1%
Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,116,149
		$ 1,116,149
Total Preferred Stocks (identified cost $2,098,025)		$ 1,116,149

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,290,426
		$ 1,290,426
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 755,142
Green Bonds, 2.184%, 9/1/31	650	587,708
Green Bonds, 2.264%, 9/1/32	585	518,988
Green Bonds, 2.344%, 9/1/33	635	553,131
		$ 2,414,969
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,705,395

U.S. Government Agency Mortgage-Backed Securities — 27.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$527	$ 469,296
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
3.00%, with various maturities to 2046	$2,261	$ 2,069,425
3.50%, with various maturities to 2048	2,204	2,087,177
4.00%, with various maturities to 2047	1,766	1,714,186
4.50%, with various maturities to 2044	529	530,831
5.00%, 11/1/54	7,091	7,085,913
5.50%, with various maturities to 2055	43,559	44,235,295
6.00%, 6/1/53	255	263,680
Federal National Mortgage Association:
2.50%, 3/1/47	630	548,284
3.00%, 7/1/49	541	486,238
3.50%, with various maturities to 2047	3,331	3,159,348
4.00%, with various maturities to 2046	1,148	1,113,023
4.50%, 2/1/44	190	189,192
5.00%, 7/1/41	171	174,907
5.50%, with various maturities to 2055	43,988	44,665,800
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,536	2,171,533
3.50%, 12/20/45	712	658,552
5.50%, 6/20/53	1,936	1,984,085
6.00%, with various maturities to 2053	399	413,927
7.00%, 6/20/53	777	816,573
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,625,624
5.00%, 30-Year, TBA(10)	80,865	80,675,473
5.50%, 30-Year, TBA(10)	5,786	5,867,926
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $207,959,701)		$207,006,288

U.S. Treasury Obligations — 20.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$6,770	$ 3,555,996
1.875%, 11/15/51	1,318	728,967
2.00%, 11/15/41	8,644	6,035,943
2.00%, 8/15/51	347	198,888
2.25%, 8/15/46	1,335	878,962
2.25%, 2/15/52	3,364	2,042,184
2.375%, 2/15/42	1,813	1,335,361
2.875%, 8/15/45	3,755	2,817,717
2.875%, 5/15/52	1,099	768,248
3.00%, 5/15/45	798	614,398
3.00%, 8/15/52	4,144	2,969,516
3.625%, 2/15/53	1,354	1,096,877

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.625%, 5/15/53	$949	$ 767,923
3.875%, 2/15/43	2,631	2,367,746
4.00%, 11/15/42	802	734,983
4.50%, 2/15/36	594	613,375
4.50%, 11/15/54	679	640,647
4.625%, 5/15/44	1,399	1,374,026
4.75%, 11/15/43	17,070	17,076,834
4.75%, 2/15/45	477	474,727
5.00%, 5/15/37	857	917,626
U.S. Treasury Notes:
0.375%, 1/31/26	4,956	4,943,221
0.625%, 5/15/30	178	156,240
0.625%, 8/15/30	27	23,498
0.75%, 4/30/26	4,821	4,777,190
1.125%, 2/29/28	7,680	7,305,600
1.125%, 2/15/31	4,226	3,721,439
1.25%, 4/30/28	3,455	3,282,790
1.25%, 8/15/31	238	207,399
1.875%, 2/28/27	20,027	19,660,197
2.75%, 4/30/27	18,000	17,828,086
3.125%, 8/31/27	3,713	3,692,187
3.50%, 1/31/28	2,593	2,593,861
3.875%, 12/31/27	2,000	2,015,156
4.00%, 2/28/30	1,640	1,661,173
4.00%, 2/15/34	3,984	3,972,484
4.125%, 9/30/27	1,600	1,617,281
4.125%, 11/30/29	19,707	20,050,718
4.25%, 5/15/35	7,387	7,449,905
4.25%, 8/15/35	407	409,989
4.375%, 8/15/26	4,040	4,059,368
4.625%, 2/15/35	983	1,020,573
Total U.S. Treasury Obligations (identified cost $167,399,651)		$158,459,299

Short-Term Investments — 8.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	67,500,581	$ 67,500,581
Total Short-Term Investments (identified cost $67,500,581)		$ 67,500,581
Total Investments — 108.6% (identified cost $831,838,718)		$824,145,027
Other Assets, Less Liabilities — (8.6)%		$(65,169,082)
Net Assets — 100.0%		$758,975,945
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $248,591,054 or 32.8% of the Portfolio's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.
(9)	Affiliated fund (see Note 7).
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,284,309	EUR	1,952,693	UBS AG	3/18/26	$ —	$(18,233)
USD	951,162	GBP	714,670	Barclays Bank PLC	3/18/26	—	(12,001)
						$—	$(30,234)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,449	Long	3/31/26	$ 158,382,493	$ (512,397)
U.S. 10-Year Treasury Note	140	Long	3/20/26	15,741,250	(97,862)
U.S. Long Treasury Bond	361	Long	3/20/26	41,729,344	(445,706)
U.S. Ultra 10-Year Treasury Note	453	Long	3/20/26	52,102,078	(357,474)
U.S. 2-Year Treasury Note	(505)	Short	3/31/26	(105,438,476)	36,160
U.S. Ultra-Long Treasury Bond	(97)	Short	3/20/26	(11,446,000)	275,844
					$(1,101,435)
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $742,183,902)	$734,448,283
Affiliated investments, at value (identified cost $89,654,816)	89,696,744
Cash	19,409,411
Deposits for forward commitment securities	270,000
Deposits for derivatives collateral — futures contracts	4,403,795
Foreign currency, at value (identified cost $60,957)	60,958
Interest receivable	4,481,884
Interest and dividends receivable from affiliated investments	152,757
Receivable from affiliates	33,080
Trustees' deferred compensation plan	63,942
Total assets	$853,020,854
Liabilities
Cash collateral due to broker	$270,000
Payable for when-issued/forward commitment securities	92,923,758
Payable for variation margin on open futures contracts	290,224
Payable for open forward foreign currency exchange contracts	30,234
Payable to affiliates:
Investment adviser fee	281,108
Trustees' fees	11,325
Trustees' deferred compensation plan	63,942
Accrued expenses	174,318
Total liabilities	$94,044,909
Net Assets applicable to investors' interest in Portfolio	$758,975,945

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,480)	$131,002
Dividend income from affiliated investments	3,805,755
Interest income	23,831,483
Interest income from affiliated investments	47,477
Total investment income	$27,815,717
Expenses
Investment adviser fee	$3,111,617
Trustees’ fees and expenses	43,570
Custodian fee	263,220
Legal and accounting services	122,673
Miscellaneous	46,363
Total expenses	$3,587,443
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$315,003
Total expense reductions	$315,003
Net expenses	$3,272,440
Net investment income	$24,543,277
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,785,781
Futures contracts	2,412,383
Foreign currency transactions	39,015
Forward foreign currency exchange contracts	(47,490)
Net realized gain	$5,189,689
Change in unrealized appreciation (depreciation):
Investments	$21,529,976
Investments - affiliated investments	158,392
Futures contracts	(309,049)
Forward foreign currency exchange contracts	(30,234)
Net change in unrealized appreciation (depreciation)	$21,349,085
Net realized and unrealized gain	$26,538,774
Net increase in net assets from operations	$51,082,051

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,543,277	$25,871,093
Net realized gain (loss)	5,189,689	(9,662,146)
Net change in unrealized appreciation (depreciation)	21,349,085	319,926
Net increase in net assets from operations	$51,082,051	$16,528,873
Capital transactions:
Contributions	$204,042,651	$130,190,460
Withdrawals	(78,030,141)	(158,476,847)
Net increase (decrease) in net assets from capital transactions	$126,012,510	$(28,286,387)
Net increase (decrease) in net assets	$177,094,561	$(11,757,514)
Net Assets
At beginning of year	$581,881,384	$593,638,898
At end of year	$758,975,945	$581,881,384

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.52%	0.51%	0.51%	0.50%	0.50%
Net expenses	0.47%(2)	0.49%(2)	0.49%(2)	0.49%(2)	0.49%
Net investment income	3.55%	4.22%	3.74%	2.58%	2.06%
Portfolio Turnover(3)	388%	375%	227%	102%	122%
Total Return	7.68%	2.90%	6.08%	(13.13)%	0.70%
Net assets, end of year (000’s omitted)	$758,976	$581,881	$593,639	$571,500	$570,872
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 51.3% and 48.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio’s financial statement presentation or disclosure.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
K  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $3,111,617 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $176,709 of the Portfolio’s operating expenses for the year ended December 31, 2025. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $138,294 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$344,279,147	$290,998,944
U.S. Government and Agency Securities	2,634,447,524	2,604,305,620
	$2,978,726,671	$2,895,304,564
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$832,818,719
Gross unrealized appreciation	$7,997,860
Gross unrealized depreciation	(16,671,552)
Net unrealized depreciation	$(8,673,692)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Portfolio of Investments. At December 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At December 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $30,234. At December 31, 2025, there were no assets pledged by the Portfolio for such liability.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Not applicable	$ —	$312,004(1)	$312,004
Total Asset Derivatives not subject to master netting or similar agreements	$ —	$312,004	$312,004
Not applicable	$ —	$(1,413,439)(1)	$(1,413,439)
Payable for open forward foreign currency exchange contracts	(30,234)	—	(30,234)
Total Liability Derivatives	$(30,234)	$(1,413,439)	$(1,443,673)
Derivatives not subject to master netting or similar agreements	$ —	$(1,413,439)	$(1,413,439)
Total Liability Derivatives subject to master netting or similar agreements	$(30,234)	$ —	$(30,234)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of December 31, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$(12,001)	$ —	$ —	$ —	$(12,001)
UBS AG	(18,233)	—	—	—	(18,233)
	$(30,234)	$—	$ —	$ —	$(30,234)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$2,412,383	$2,412,383
Forward foreign currency exchange contracts	(47,490)	—	(47,490)
Total	$(47,490)	$2,412,383	$2,364,893
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$(309,049)	$(309,049)
Forward foreign currency exchange contracts	(30,234)	—	(30,234)
Total	$(30,234)	$(309,049)	$(339,283)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$189,001,000	$54,023,000	$1,898,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $89,696,744, which represents 11.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.713%, 5/15/49	$ 935,082	$ —	$ —	$ —	$(14,774)	$ 920,308	$ 47,477	$993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	14,467,840	—	—	193,615	14,661,455	550,095	285,000
Eaton Vance Ultra-Short Income ETF	1,267,250	5,367,599	—	—	(20,449)	6,614,400	147,567	130,000
Short-Term Investments
Liquidity Fund	56,230,488	348,935,720	(337,665,627)	—	—	67,500,581	3,108,093	67,500,581
Total				$ —	$158,392	$89,696,744	$3,853,232
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$109,669,324	$ —	$109,669,324
Collateralized Mortgage Obligations	—	30,870,321	—	30,870,321
Commercial Mortgage-Backed Securities	—	55,267,360	—	55,267,360
Corporate Bonds	—	169,274,455	—	169,274,455
Exchange-Traded Funds	21,275,855	—	—	21,275,855
Preferred Stocks	1,116,149	—	—	1,116,149
Taxable Municipal Obligations	—	3,705,395	—	3,705,395
U.S. Government Agency Mortgage-Backed Securities	—	207,006,288	—	207,006,288
U.S. Treasury Obligations	—	158,459,299	—	158,459,299

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$67,500,581	$ —	$ —	$ 67,500,581
Total Investments	$89,892,585	$734,252,442	$—	$824,145,027
Futures Contracts	$ 312,004	$ —	$ —	$ 312,004
Total	$90,204,589	$734,252,442	$—	$824,457,031
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (30,234)	$ —	$ (30,234)
Futures Contracts	(1,413,439)	—	—	(1,413,439)
Total	$(1,413,439)	$ (30,234)	$ —	$ (1,443,673)

Core Bond Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

This Page Intentionally Left Blank

EAGIX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026